Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of exchange rates
	March 31, 2023	March 31, 2022
Period-end HK$:US$ exchange rate	0.12739	0.12771
Period average HK$:US$ exchange rate	0.12759	0.12813

	December 31, 2022	December 31, 2021
Year-end HK$:US$ exchange rate	0.1281	0.1283
Annual average HK$:US$ exchange rate	0.1277	0.1287

Schedule of table presents the revenue streams by segments with the presentation of revenue categories presented on the consolidated statements of operations for the years
	For the three months ended March 31, 2023
	Distribution Business Insurance brokerage service	Platform Business			Total
		Asset management service	Money lending service	Real estate agency service
Interest income:-
Loans	$—	$—	$38,158	$—	$38,158

Non-interest income:-
Commissions	9,687,819	323,762	—	4,046	10,015,627
Recurring service fees	—	1,019,895	—	—	1,019,895
	$9,687,819	$1,343,657	$38,158	$4,046	$11,073,680
	For the three months ended March 31, 2022
	Distribution Business Insurance brokerage service	Platform Business
		Asset management service	Money lending service	Real estate agency service	Total
Interest income:-
Loans	$—	$—	$61,323	$—	$61,323

Non-interest income:-
Commissions	179,931	576,535	—	70,611	827,077
Recurring service fees	—	1,187,923	—	—	1,187,923
	$179,931	$1,764,458	$61,323	$70,611	$2,076,323

	For the year ended December 31, 2022
	Distribution Business	Platform Business
	Insurance brokerage service	Asset management service	Money lending service	Real estate agency service	Total
Interest income:
Loans	$—	$—	$176,175	$—	$176,175

Non-interest income:
Commissions	24,610,309	1,764,310	—	187,072	26,561,691
Recurring service fees	—	4,342,361	—	—	4,342,361
	$24,610,309	$6,106,671	$176,175	$187,072	$31,080,227
	For the year ended December 30, 2021
	Distribution Business	Platform Business
	Insurance brokerage service	Asset management service	Money lending service	Real estate agency service	Total
Interest income:
Loans	$—	$—	$961,522	$—	$961,522

Non-interest income:
Commissions	929,555	4,081,590	—	157,088	5,168,233
Recurring service fees	—	5,338,848	—	—	5,338,848
	$929,555	$9,420,438	$961,522	$157,088	$11,468,603

Schedule of company determined that it has the following operating segments
Segments	Scope of Service	Business Activities
Distribution Business	Insurance Brokerage Business	– Facilitating the placement of insurance to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from insurance companies.
Platform Business	– Asset Management Business

–     Providing access to financial products and services to licensed brokers.

–     Providing operational support for the submission and processing of product applications.

–     Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.

–     Providing training resources and materials.

–     Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services.

	– Money Lending Service	– Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers.
	– Real Estate Agency Service	– Solicitation of real estate sales for the developers, in exchange for commissions.
Fintech Business	Investment Holding	Managing an ensemble of fintech investments.
Healthcare Business	Investment Holding	Managing an ensemble of healthcare–related investments.

Segments	Scope of Service	Business Activities
Distribution Business	Insurance Brokerage Service

–  Facilitating the placement of insurance, investment, real estate and other financial products and services to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from product providers, including insurance companies, fund houses and other product specialists

Platform Business	Asset Management Service	– Providing access to financial products and services to licensed brokers.
– Providing operational support for the submission and processing of product applications.
– Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.
– Providing training resources and materials.
– Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services
	Money Lending Service	– Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers
	Real Estate Agency Service	– Solicitation of real estate sales for the developers, in exchange for commissions
Fintech Business	Investment holding	– Managing an ensemble of fintech investments
Healthcare Business	Investment holding	– Managing an ensemble of healthcare-related investments

Schedule of fair value hierarchy of the valuation techniques the company utilized to determine such fair value
Description	March 31, 2023	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
Assets:
Marketable equity securities	$425	$425	$—	$—
Non-marketable equity securities	$34,545,413	$—	$—	$34,545,413

Liabilities:
Forward share purchase liability	$13,573,788	$—	$—	$13,573,788
Warrant liabilities	$3,868	$—	$—	$3,868
Description	December 31, 2022	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
Assets:
Marketable equity securities	$2,443,593	$2,443,593	$—	$—
Non-marketable equity securities	$34,589,767	$—	$—	$34,589,767

Liabilities:
Forward share purchase liability	$13,491,606	$—	$—	$13,491,606
Warrant liabilities	$4,548	$—	$—	$4,548

Description	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable equity securities	$2,443,593	$2,443,593	$—	$—
Non-marketable equity securities	$34,589,767	$—	$—	$34,589,767

Liabilities:
Forward share purchase liability	$13,491,606	$—	$—	$13,491,606
Warrant liabilities	$4,548	$—	$—	$4,548
Description	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable equity securities	$7,795,479	$7,795,479	$—	$—
Non-marketable equity securities	$25,496,534	$—	$—	$25,496,534

Schedule of estimated residual values
Expected useful life
Land and building	Shorter of 50 years or lease term
Furniture, fixtures and equipment	5 years
Computer equipment	3 years
Motor vehicle	3 years